LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Summary of Right of Use Asset
Right of use assets For the year ended December 31, 2020	Cost	Accumulated amortization	Net Book Value
Head Office
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Amortization in the year	-	(22,670)	(22,670)
Chapel Hill
Balance at December 31, 2019	$-	$-	$-
Additions	941,268	-	941,268
Amortization in the year	-	(82,391)	(82,391)
Balance at December 31, 2020	$975,440	$(108,839)	$866,601

For the year ended December 31, 2019	Cost	Accumulated amortization	Net Book Value
Head Office

Balance at December 31, 2018	$-	$-	$-
Additions	34,172	-	34,172
Amortization in the year	-	(3,778)	(3,778)
	-
Balance at December 31, 2019	$34,172	$(3,778)	$30,394

Summary of Maturity Analysis
Lease liabilities – maturity analysis	2020	2019
Less than one year	$165,768	$21,071
One to three years	646,481	8,001
Four to five years	104,310	-
Total lease liabilities at December 31, 2020	$916,559	$29,072